Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents (notes 9 and 19)	$ 235,973	$ 348,785
Restricted cash – current (note 19)	11,323	11,144
Accounts receivable, including non-trade of $11,743 (2020 – $7,931)	84,363	150,997
Accrued revenue	39,239	50,952
Prepaid Expense	79,389	63,521
Current portion of net investments in direct financing and sales-type leases, net (notes 3 and 6b)	29,206	14,826
Assets held for sale (note 13)	13,756	32,974
Other Assets, Current	23,056	16,772
Total current assets	516,305	689,971
Restricted cash – non-current (note 19)	40,328	45,961
Vessels and equipment
Total vessels and equipment	2,267,704	2,325,097
Vessels related to finance leases, at cost, less accumulated amortization of $283,024 (2020 – $281,786) (note 5)	1,972,281	2,105,372
Operating lease right-of-use assets (note 5)	20,672	52,961
Property, Plant and Equipment, incld. Finance Lease and Operating Lease Right-Of Use Asset	4,260,657	4,483,430
Net investment in direct financing and sales-type leases, net – non-current (notes 3 and 6b)	484,507	513,815
Investment in and loans, net to equity-accounted investments (notes 6b, 11a and 14)	1,169,502	1,075,653
Intangible Assets, Net (Including Goodwill)	130,990	137,082
Total assets	6,602,289	6,945,912
Current
Accounts payable	75,741	124,066
Accrued liabilities and other (note 7)	232,519	332,086
Short-term debt (note 8)	20,000	10,000
Current portion of long-term debt (note 9)	384,771	261,366
Current obligations related to finance leases (note 5)	93,442	150,408
Current portion of operating lease liabilities (note 5)	16,735	25,108
Total current liabilities	823,208	903,034
Long-term debt (note 9)	1,728,408	1,793,741
Long-term obligations related to finance leases (note 5)	1,427,418	1,550,557
Long-term operating lease liabilities (note 5)	3,937	29,182
Other long-term liabilities (note 7)	159,292	198,107
Total liabilities	4,142,263	4,474,621
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,571,806 shares outstanding and issued (2020 – 101,108,886) (note 17)	1,053,059	1,057,319
Accumulated deficit	(501,822)	(527,028)
Non-controlling interest	1,941,036	1,989,883
Accumulated other comprehensive loss (note 16)	(32,247)	(48,883)
Total equity	2,460,026	2,471,291
Supplemental Balance Sheet Elements [Abstract]
Accounts receivable, non-trade	11,743	7,931
Accumulated depreciation on vessels and equipment	1,091,138	1,161,658
Vessels related to finance leases, accumulated amortization	$ 283,024	$ 281,786
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	101,571,806	101,108,886
Common stock, share issued (in shares)	101,571,806	101,108,886
Total liabilities and equity	$ 6,602,289	$ 6,945,912